Note G - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan [Member]
Discount rate	3.70%	3.45%
Rate of compensation increase	3.50%	3.50%
Discount rate	3.67%	4.30%
Expected long-term rate of return on plan assets	6.00%	7.00%
Rate of compensation increase	3.50%	3.50%
Postretirement Plan [Member]
Discount rate	3.90%	3.60%
Rate of compensation increase
Discount rate	3.60%	4.50%
Expected long-term rate of return on plan assets
Rate of compensation increase